Subsidiary guarantees (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsidiary guarantees
Schedule of condensed consolidating balance sheet

Condensed consolidating balance sheet
June 30, 2012
(unaudited)

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Accounts receivable	$—	$54,616	$17,216	$—	$71,832
Other current assets	—	172,615	199	—	172,814
Total oil and natural gas properties, net	—	999,604	686,579	—	1,686,183
Total pipeline and gas gathering assets, net	—	—	55,767	—	55,767
Total other fixed assets, net	—	11,686	2,769	—	14,455
Investment in subsidiaries	942,804	619,841	—	(1,562,645)	—
Total other long-term assets	—	114,887	—	—	114,887

Total assets	$942,804	$1,973,249	$762,530	$(1,562,645)	$2,115,938

Accounts payable	$1	$29,730	$19,580	$—	$49,311
Other current liabilities	—	126,691	48,024	—	174,715
Other long-term liabilities	—	9,443	8,548	—	17,991
Long-term debt	—	1,051,863	—	—	1,051,863
Stockholders' equity	942,803	755,522	686,378	(1,562,645)	822,058

Total liabilities and stockholders' equity	$942,804	$1,973,249	$762,530	$(1,562,645)	$2,115,938

Condensed consolidating balance sheet
December 31, 2011
(audited)

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Accounts receivable	$—	$53,006	$21,129	$—	$74,135
Other current assets	54,921	20,599	204	(26,921)	48,803
Total oil and natural gas properties, net	—	780,152	535,525	—	1,315,677
Total pipeline and gas gathering assets, net	—	—	51,742	—	51,742
Total other fixed assets, net	—	10,321	769	—	11,090
Investment in subsidiaries	888,043	554,901	—	(1,442,944)	—
Total other long-term assets	—	126,205	—	—	126,205

Total assets	$942,964	$1,545,184	$609,369	$(1,469,865)	$1,627,652

Accounts payable	$1	$58,729	$14,198	$(26,921)	$46,007
Other current liabilities	—	130,990	37,364	—	168,354
Other long-term liabilities	—	8,779	7,538	—	16,317
Long-term debt	—	636,961	—	—	636,961
Stockholders' equity	942,963	709,725	550,269	(1,442,944)	760,013

Total liabilities and stockholders' equity	$942,964	$1,545,184	$609,369	$(1,469,865)	$1,627,652

                                                                                                                    Condensed consolidating balance sheet
                                                                                                                                  December 31, 2011

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Accounts receivable	$—	$53,006	$21,129	$—	$74,135
Other current assets	54,921	20,599	204	(26,921)	48,803
Total oil and natural gas properties, net	—	780,152	535,525	—	1,315,677
Total pipeline and gas gathering assets, net	—	—	51,742	—	51,742
Total other fixed assets, net	—	10,321	769	—	11,090
Investment in subsidiaries	888,043	554,901	—	(1,442,944)	—
Total other long-term assets	—	126,205	—	—	126,205

Total assets	$942,964	$1,545,184	$609,369	$(1,469,865)	$1,627,652

Accounts payable	$1	$58,729	$14,198	$(26,921)	$46,007
Other current liabilities	—	130,990	37,364	—	168,354
Other long-term liabilities	—	8,779	7,538	—	16,317
Long-term debt	—	636,961	—	—	636,961
Owners' equity	942,963	709,725	550,269	(1,442,944)	760,013

Total liabilities and owners' equity	$942,964	$1,545,184	$609,369	$(1,469,865)	$1,627,652

Condensed consolidating balance sheet
December 31, 2010

(in thousands)	Laredo LLC	Laredo	Subsidiary Guarantors	Intercompany eliminations	Total
Accounts receivable, net	$—	$24,168	$19,771	$—	$43,939
Other current assets	38,652	21,391	10,340	(13,906)	56,477
Total oil and natural gas properties, net	—	430,242	333,040	—	763,282
Total pipeline and gas gathering assets, net	—	—	39,343	—	39,343
Total other fixed assets, net	—	6,915	353	—	7,268
Investment in subsidiaries	511,208	114,881	—	(626,089)	—
Total other long-term assets	—	129,799	28,052	—	157,851

Total assets	$549,860	$727,396	$430,899	$(639,995)	$1,068,160

Accounts payable	$1	$42,311	$12,932	$(13,906)	$41,338
Other current liabilities	—	64,675	44,230	—	108,905
Other long-term liabilities	—	6,602	8,616	—	15,218
Long-term debt	—	277,500	214,100	—	491,600
Owner's equity	549,859	336,308	151,021	(626,089)	411,099

Total liabilities and owners' equity	$549,860	$727,396	$430,899	$(639,995)	$1,068,160

Schedule of condensed consolidating statement of operations

Condensed consolidating statement of operations
For the three months ended June 30, 2012
(unaudited)

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Total operating revenues	$—	$76,692	$66,570	$(2,638)	$140,624
Total operating costs and expenses	140	64,951	36,648	(2,638)	99,101

Income (loss) from operations	(140)	11,741	29,922	—	41,523
Interest income (expense), net	—	(21,659)	—	—	(21,659)
Other, net	—	28,543	(8)	—	28,535

Income (loss) from operations before income tax	(140)	18,625	29,914	—	48,399
Income tax expense	—	(17,424)	—	—	(17,424)

Net income (loss)	$(140)	$1,201	$29,914	$—	$30,975

Condensed consolidating statement of operations
For the three months ended June 30, 2011
(unaudited)

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Total operating revenues	$—	$59,958	$73,489	$(1,720)	$131,727
Total operating costs and expenses	—	40,320	34,656	(1,720)	73,256

Income from operations	—	19,638	38,833	—	58,471
Interest income (expense), net	19	(9,203)	(2,530)	—	(11,714)
Other, net	—	3,113	14,342	—	17,455

Income from operations before income tax	19	13,548	50,645	—	64,212
Income tax expense	—	(5,323)	(17,817)	—	(23,140)

Net income	$19	$8,225	$32,828	$—	$41,072

Condensed consolidating statement of operations
For the six months ended June 30, 2012
(unaudited)

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Total operating revenues	$—	$152,458	$143,403	$(4,889)	$290,972
Total operating costs and expenses	159	126,564	72,226	(4,889)	194,060

Income (loss) from operations	(159)	25,894	71,177	—	96,912
Interest income (expense), net	—	(36,327)	—	—	(36,327)
Other, net	—	28,814	(8)	—	28,806

Income (loss) from operations before income tax	(159)	18,381	71,169	—	89,391
Income tax expense	—	(32,181)	—	—	(32,181)

Net income (loss)	$(159)	$(13,800)	$71,169	$—	$57,210

Condensed consolidating statement of operations
For the six months ended June 30, 2011
(unaudited)

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Total operating revenues	$—	$102,482	$139,650	$(3,294)	$238,838
Total operating costs and expenses	7	71,859	62,633	(3,294)	131,205

Income (loss) from operations	(7)	30,623	77,017	—	107,633
Interest income (expense), net	55	(17,152)	(5,097)	—	(22,194)
Other, net	—	(5,696)	(8,264)	—	(13,960)

Income from operations before income tax	48	7,775	63,656	—	71,479
Income tax expense	—	(4,336)	(21,401)	—	(25,737)

Net income	$48	$3,439	$42,255	$—	$45,742

Condensed consolidating statement of operations
For the year ended December 31, 2011

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Total operating revenues	$—	$237,194	$280,349	$(7,273)	$510,270
Total operating costs and expenses	8	173,638	141,998	(7,273)	308,371

Income (loss) from operations	(8)	63,556	138,351	—	201,899
Interest income (expense), net	96	(45,470)	(5,098)	—	(50,472)
Other, net	—	10,492	3,009	—	13,501

Income from operations before income tax	88	28,578	136,262	—	164,928
Income tax expense	—	(37,974)	(21,400)	—	(59,374)

Net income (loss)	$88	$(9,396)	$114,862	$—	$105,554

Condensed consolidating statement of operations
For the year ended December 31, 2010

(in thousands)	Laredo LLC	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Total operating revenues	$—	$93,580	$152,373	$(3,953)	$242,000
Total operating costs and expenses	7	91,620	81,344	(3,953)	169,018

Income (loss) from operations	(7)	1,960	71,029	—	72,982
Interest income (expense), net	150	(11,911)	(6,570)	—	(18,331)
Other, net	—	13,808	(8,023)	—	5,785

Income from operations before income tax	143	3,857	56,436	—	60,436
Income tax (expense) benefit	—	(2,234)	28,046	—	25,812

Net income	$143	$1,623	$84,482	$—	$86,248

Condensed consolidating statement of operations
For the year ended December 31, 2009

(in thousands)	Laredo LLC	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Total operating revenues	$—	$60,684	$38,956	$(3,066)	$96,574
Total operating costs and expenses	7	244,252	108,910	(3,066)	350,103

Loss from operations	(7)	(183,568)	(69,954)	—	(253,529)
Interest income (expense), net	185	(6,032)	(1,394)	—	(7,241)
Other, net	—	8,316	(6,047)	—	2,269

Income (loss) from operations before income tax	178	(181,284)	(77,395)	—	(258,501)
Income tax benefit	—	74,006	—	—	74,006

Net income (loss)	$178	$(107,278)	$(77,395)	$—	$(184,495)

Schedule of condensed consolidating statement of cash flows

Condensed consolidating statement of cash flows
For the six months ended June 30, 2012
(unaudited)

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Net cash flows provided by (used in) operating activities	$(160)	$49,843	$123,186	$26,921	$199,790
Net cash flows provided by used in investing activities	(54,761)	(307,882)	(123,188)	—	(485,831)
Net cash flows provided by financing activities	—	404,524	—	—	404,524

Net increase (decrease) in cash and cash equivalents	(54,921)	146,485	(2)	26,921	118,483
Cash and cash equivalents at beginning of period	54,921	—	2	(26,921)	28,002

Cash and cash equivalents at end of period	$—	$146,485	$—	$—	$146,485

Condensed consolidating statement of cash flows
For the six months ended June 30, 2011
(unaudited)

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Net cash flows provided by operating activities	$47	$65,580	$102,583	$(6,152)	$162,058
Net cash flows used in investing activities	(7,318)	(203,452)	(148,679)	—	(359,449)
Net cash flows provided by financing activities	—	137,872	50,336	—	188,208

Net increase (decrease) in cash and cash equivalents	(7,271)	—	4,240	(6,152)	(9,183)
Cash and cash equivalents at beginning of period	38,652	—	6,489	(13,906)	31,235

Cash and cash equivalents at end of period	$31,381	$—	$10,729	$(20,058)	$22,052

Condensed consolidating statement of cash flows
For the year ended December 31, 2011

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Net cash flows provided by operating activities	$89	$150,002	$207,000	$(13,015)	$344,076
Net cash flows provided by (used in) investing activities	(303,194)	(408,412)	4,819	—	(706,787)
Net cash flows provided by (used in) financing activities	319,374	258,410	(218,306)	—	359,478

Net increase (decrease) in cash and cash equivalents	16,269	—	(6,487)	(13,015)	(3,233)
Cash and cash equivalents at beginning of period	38,652	—	6,489	(13,906)	31,235

Cash and cash equivalents at end of period	$54,921	$—	$2	$(26,921)	$28,002

Condensed consolidating statement of cash flows
For the year ended December 31, 2010

(in thousands)	Laredo LLC	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Net cash flows provided by operating activities	$143	$63,887	$103,218	$(10,205)	$157,043
Net cash flows used in investing activities	(52,900)	(132,564)	(275,083)	—	(460,547)
Net cash flows provided by financing activities	74,487	68,677	176,588	—	319,752

Net increase in cash and cash equivalents	21,730	—	4,723	(10,205)	16,248
Cash and cash equivalents at beginning of period	16,922	—	1,766	(3,701)	14,987

Cash and cash equivalents at end of period	$38,652	$—	$6,489	$(13,906)	$31,235

Condensed consolidating statement of cash flows
For the year ended December 31, 2009

(in thousands)	Laredo LLC	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Net cash flows provided by operating activities	$178	$88,896	$22,094	$1,501	$112,669
Net cash flows used in investing activities	(122,701)	(162,704)	(75,928)	—	(361,333)
Net cash flows provided by financing activities	124,700	73,808	51,631	—	250,139

Net increase (decrease) in cash and cash equivalents	2,177	—	(2,203)	1,501	1,475
Cash and cash equivalents at beginning of period	14,745	—	3,969	(5,202)	13,512

Cash and cash equivalents at end of period	$16,922	$—	$1,766	$(3,701)	$14,987